Document And Entity Information	12 Months Ended
Mar. 31, 2019 shares
Document And Entity Information [Abstract]
Entity Registrant Name	TAKEDA PHARMACEUTICAL CO LTD
Entity Central Index Key	0001395064
Current Fiscal Year End Date	--03-31
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Type	20-F
Document Period End Date	Mar. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding	1,565,005,908
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false